Stock-Based Compensation (Restricted stock award) (Details)_new - Restricted Stock [Member] - C3J Stock Plan 2016 [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Outstanding at beginning of period (in shares)	416,856
Forfeited/Cancelled (in shares)	(32,714)
Outstanding at end of period (in shares)	355,034	416,856
Weighted Avg Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 29.17
Outstanding at end of period (in dollars per share)	$ 29.25	$ 29.17
C3J [Member]
Shares
Outstanding at beginning of period (in shares)	416,871	420,883	436,742
Granted (in shares)		16,895	493
Forfeited/Cancelled (in shares)		(20,907)	(16,352)
Outstanding at end of period (in shares)		416,871	420,883
Weighted Avg Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 29.19	$ 29.80	$ 29.80
Granted (in dollar per share)		9.73	25.14
Forfeited/Cancelled, Weighted Avg Grant Date Fair Value		25.75	31.02
Outstanding at end of period (in dollars per share)		$ 29.19	$ 29.80